OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other long-term assets
Other long term assets comprise the following items:

(in thousands of $)	2023	2022
Collateral deposits on swap agreements	7,090	8,770
Value of acquired charter-out contracts, net	1,815	4,712
Total other long-term assets	8,905	13,482